Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000131942 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131942 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131942 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131942 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131942 | Uber Technologies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131942 | FedEx
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131942 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131942 | Honeywell International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131942 | Canadian Pacific Kansas City
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131942 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131942 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131942 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000131942 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000131942 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131942 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131942 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131942 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131942 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000190555 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190555 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190555 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190555 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190555 | Uber Technologies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190555 | FedEx
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190555 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190555 | Honeywell International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190555 | Canadian Pacific Kansas City
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190555 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190555 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000190555 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000190555 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000190555 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000190555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000190555 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190555 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190555 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.30%